Fair Value Measurements (Details) - USD ($)	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Fair Value Measurements (Details) [Line Items]
Initial public offering (in Dollars)						$ 176,759
Dividend yield				0.00%	0.00%	0.00%
Term			1 year 3 months	4 years 9 months	4 years 6 months
Volatility				2.50%	11.80%	0.70%
Exercise price (in Dollars per share)		$ 11.5		$ 11.5	$ 11.5	$ 11.5
Risk-free rate				3.01%	1.19%	4.27%
Amount of fair value (in Dollars)					$ 170,867	$ 17,676
Fair value of private warrant (in Dollars)			$ 10,311	$ 61,865		153,191
Change in fair value of warrant liability (in Dollars)	$ (16,203)	$ (41,244)	$ (7,365)	$ (109,002)	$ (5,892)	$ (153,191)
Black-Scholes Pricing Model [Member]
Fair Value Measurements (Details) [Line Items]
Dividend yield			0.00%			0.00%
Term						5 years
Volatility			1.40%			13.50%
Exercise price (in Dollars per share)	$ 11.5		$ 11.5			$ 11.5
Risk-free rate			5.27%			0.81%
Change in fair value of warrant liability (in Dollars)	$ (16,203)